TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT
TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT

NOTE 16 - TRADE AND OTHER ACCOUNTS PAYABLE, CURRENT AND NON-CURRENT

Trade and other current accounts payable are detailed as follows:

Item	12.31.2018	12.31.2017
	ThCh$	ThCh$
Trade accounts payable	174,486,806	187,872,116
Withholdings tax	47,693,379	49,857,086
Accounts payable Inamar Ltda. (1)	—	356,221
Others	16,665,327	20,566,980
Total	238,845,512	258,652,403

Current	238,109,847	257,519,477
Non-current	735,665	1,132,926
Total	238,845,512	258,652,403

The Company maintains commercial lease agreements for forklifts, vehicles, properties and machinery. These lease agreements have an average duration of one to eight years excluding renewal options.

Accruable liabilities pursuant to the Company’s operating leasing agreements are detailed as follows:

Accruable
liability
ThCh$
Maturity within one year	3,823,849
Maturity between one and five years	4,259,402
Maturity more than five years	480,963
Total	8,564,214

Total expenses related to operating leases maintained by the Company as of December 31, 2018 amount to ThCh$6,133,282.